Financial Instruments - Changes in Fair Value Attributable to Changes in Bank'S Own Credit Risk for Financial Liabilities Designated at Fair Value (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2020	Nov. 01, 2020
Disclosure of detailed information about financial instruments [line items]
Carrying value				$ 2,928
Senior note liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturity amount	$ 21,057	$ 20,056	$ 17,486
Carrying value	21,961	20,406	17,522
Difference between carrying value and contractual maturity amount	(904)	(350)	(36)
Changes in fair value for the period attributable to changes in own credit risk recorded in other comprehensive income	72	(140)	(585)
Cumulative changes in fair value due to changes in own credit risk	$ (705)	$ (777)	$ (248)